Analysis of cash flows - Summary of Analysis of Cash Flows (Parenthetical) (Detail) € in Millions, £ in Millions	Jun. 29, 2021 GBP (£)	Jun. 30, 2020 GBP (£)	Jun. 30, 2020 EUR (€)
Kantar [member]
Disclosure Of Cash Flow Statement [line items]
Payments for further investment | £	£ 92.9
Proceeds from issue of EURO 750 million bonds [member}
Disclosure Of Cash Flow Statement [line items]
Bond amount | €			€ 750
Proceeds from issue of GBP 250 million bonds [member]
Disclosure Of Cash Flow Statement [line items]
Bond amount | £		£ 250.0
Repayment of EURO 250 million bonds [member]
Disclosure Of Cash Flow Statement [line items]
Bond amount | €			€ 250